INCOME TAX - NOLs (Details) - Dec. 31, 2016 - Netherlands RUB in Millions, $ in Millions	USD ($)	RUB
Operating loss carryforwards
Net operating loss carryforwards	$ 20.4	RUB 1,237
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized	$ 3.1	RUB 188